Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Income from investments in leaseback vessels	$ 31,226	$ 23,947	$ 8,915
Revenues	877,900	888,492	848,289
EXPENSES:
Voyage expenses	(52,002)	(25,769)	(12,490)
Voyage expenses-related parties (Note 4)	(11,252)	(12,163)	(11,881)
Vessels' operating expenses	(162,481)	(157,919)	(160,868)
General and administrative expenses	(10,099)	(13,303)	(9,682)
General and administrative expenses - related parties (Note 4)	(9,896)	(11,376)	(8,542)
Management fees-related parties (Note 4)	(28,917)	(28,641)	(27,480)
Amortization of dry-docking and special survey costs (Note 9)	(19,794)	(17,345)	(15,344)
Depreciation (Notes 8, 11 and 21)	(129,538)	(126,821)	(126,719)
Gain on sale of vessels, net (Note 8)	0	0	117,544
Foreign exchange gains /(losses)	2,269	(5,451)	2,145
Operating income	456,190	489,704	594,972
OTHER INCOME / (EXPENSES):
Interest income	19,317	31,712	30,082
Interest and finance costs (Note 17)	(91,359)	(109,620)	(119,623)
Income from equity method investments	0	12	764
Other, net	966	1,396	1,832
Gain / (loss) on derivative instruments, net (Note 19)	11,433	(5,861)	10,873
Total other expenses, net	(59,643)	(82,361)	(76,072)
Net income from continuing operations	396,547	407,343	518,900
Net Loss from discontinued operations (Note 3)	(27,547)	(91,009)	(137,881)
Net income	369,000	316,334	381,019
Net (income) / loss attributable to the non-controlling interest (Notes 14 and 16)	(4,425)	3,585	4,730
Net income attributable to Costamare Inc.	364,575	319,919	385,749
Earnings allocated to Preferred Stock (Note 16)	(20,920)	(23,796)	(31,068)
Deemed dividend to Series E Preferred Stock	0	(5,446)	0
Net income available to Common Stockholders	$ 343,655	$ 290,677	$ 354,681
Earnings per common share, basic and diluted - Total (Note 16) (in dollars per share)	$ 2.86	$ 2.44	$ 2.95
Earnings per common share, basic and diluted - Continuing operations (Note 16) (in dollars per share)	3.09	3.15	4.09
Losses per common share, basic and diluted - Discontinued operations (Note 16) (in dollars per share)	$ (0.23)	$ (0.71)	$ (1.15)
Weighted average number of shares, basic and diluted (Note 16) (in shares)	120,198,853	119,299,405	120,299,172
Nonrelated Party [Member]
REVENUES:
Total voyage revenue	$ 846,674	$ 864,545	$ 839,374